Share-based Compensation Stock Incentive Plans - Share-based Compensation Expense and Valuation Information (Details) - USD ($) $ in Millions		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 21, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2023	Dec. 31, 2022
Assumptions
Expected volatility						57.00%
Expected volatility, minimum		47.00%	74.00%				47.00%
Expected volatility, maximum		50.00%	80.00%				61.00%
Risk-free interest rate, minimum		4.10%	3.61%			4.10%	1.87%
Risk-free interest rate, maximum		4.30%	3.66%			4.40%	3.92%
Minimum
Assumptions
Expected life (in years)		5 years 3 months 7 days	5 years 6 months			3 years	5 years 9 months
Maximum
Assumptions
Expected life (in years)		6 years 3 months	6 years 3 months			6 years 3 months	6 years 3 months
ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation Expense
Share-based compensation expense	$ 1.0
Selling, general and administrative expenses
Share-based Compensation Expense
Share-based compensation expense		$ 1.2	$ 1.2	$ 3.1	$ 2.8		$ 5.9
Selling, general and administrative expenses | ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation Expense
Share-based compensation expense		0.2
Selling, general and administrative expenses | ABP Sub Inc. 2019 Incentive Award Plan | Successor period, July 22, 2023, to September 30, 2023
Share-based Compensation Expense
Share-based compensation expense				0.4
Research and development expenses
Share-based Compensation Expense
Share-based compensation expense		$ 0.4	$ 0.2	$ 0.8	$ 0.4		$ 1.3